Schedule of Investments (unaudited) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023-66, Class D, (3 mo. Term SOFR + 5.50%), 10.48%, 04/25/36	USD	1,000	$1,000,000
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3 mo. Term SOFR + 5.45%), 0.00%, 04/20/36		1,000	1,000,000
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3 mo. Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	999,710

Total Asset-Backed Securities — 1.1% (Cost: $3,000,000)			2,999,710

		Shares

Common Stocks

Automobile Components — 0.0%
Lear Corp.		178	24,829

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		76,644	26,059

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $131,156)(d)(e)		3,738	897

Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)		6,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		832	416

Specialty Retail — 0.1%
NMG Parent LLC		2,218	280,948

Total Common Stocks — 0.1% (Cost: $1,378,110)			333,149

		Par (000)

Corporate Bonds

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)	USD	275	277,929

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		73	68,985

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		155	134,456

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		74	74,482

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		32	28,369
WR Grace Holdings LLC, 5.63%, 08/15/29		239	202,552

			230,921

Construction Materials — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		926	74,080

Security		Par (000)	Value

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)	USD	155	$94,271

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(b)		89	77,875
Texas Competitive Electric Holdings, 1.00%, 11/10/21(c)(d)(f)		1,050	—

			77,875

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)		556	490,589

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		237	205,624

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		240	209,880
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		395	324,978

			534,858

Household Products — 0.0%
Berkline Benchcraft LLC, 0.00%, 05/03/12(a)(c)(d)(f)		400	—

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)		220	204,050

Internet Software & Services(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28		137	136,657
4.50%, 08/15/29		235	214,144

			350,801

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)		742	573,195

Media(b) — 0.2%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		151	36,190
Odeon Finco PLC, 12.75%, 11/01/27		374	343,922
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	276,223

			656,335

Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp., 6.63%, 09/01/30		382	402,311

Passenger Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(b)		740	740,000

Real Estate Management & Development — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		315	235,765

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		85	82,179

Total Corporate Bonds — 2.0% (Cost: $6,829,873)			5,508,706

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.1%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		1,752	1,500,815

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Atlas CC Acquisition Corp. (continued)
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28	USD	356	$305,251
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR US + 4.00%), 9.16%, 10/31/26		438	437,368
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		229	223,464
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		839	818,659
2020 Term Loan B1, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		1,562	1,522,886
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR US + 5.60%), 10.41%, 04/09/26		453	351,848
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		1,049	1,017,083
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		3,501	3,450,240
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28		1,851	1,843,791

			11,471,405

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		356	342,546
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26		254	243,101
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		496	415,693

			1,001,340

Automobile Components — 1.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/10/28		323	320,105
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26		2,248	2,231,197
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26		1,576	1,543,825

			4,095,127

Banks — 0.8%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		1,427	1,370,216
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28		987	955,406

			2,325,622

Beverages — 0.9%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		1,111	828,823
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29		1,850	1,622,166

			2,450,989

Security		Par (000)	Value

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28	USD	157	$137,990

Building Products — 1.8%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27		902	797,713
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29		481	473,775
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28		504	487,698
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29		521	447,233
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28		990	983,527
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26		1,951	1,874,273

			5,064,219

Capital Markets — 4.0%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		1,778	1,588,371
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28		1,747	1,692,125
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27		445	437,936
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27		3,782	3,656,001
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		1,114	1,020,235
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27		930	911,037
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR US + 2.30%), 7.14%, 06/27/25		381	380,783
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28		904	888,406
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US + 3.25%), 8.20%, 04/12/24		717	698,680

			11,273,574

Chemicals — 5.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		1,555	1,525,897
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29		744	763,410
CPC Acquisition Corp., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 12/29/27		397	301,150
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29		818	773,306
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26		1,221	1,216,530
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30		180	180,619
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 06/30/27		855	840,089

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30	USD	416	$413,250
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28		660	610,423
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		1,119	1,083,506
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26		1,331	1,326,108
Momentive Performance Materials, Inc., 2023 Term Loan, (3 mo. SOFR + 4.50%), 9.29%, 03/31/28(d)(h)		1,255	1,226,763
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24		1,057	1,024,455
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28		1,064	1,053,907
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 07/31/26		431	418,463
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		647	630,035
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28		1,012	999,374
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. SOFR CME + 2.75%), 7.53%, 10/01/25		98	96,590
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		569	563,527

			15,047,402

Commercial Services & Supplies — 4.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28		1,609	1,525,335
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.91%, 02/15/29		484	472,435
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 03/11/25		95	94,860
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26		182	168,705
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28		689	570,934
2021 Second Lien Term Loan B4, (1 mo. LIBOR US + 5.25%), 10.09%, 01/20/29		984	808,848
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28		819	757,751
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 10/08/28		429	429,968
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		53	52,512
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		698	694,027
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28		963	958,590
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.75%), 8.91%, 05/09/25		316	304,138
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27		788	787,792
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28		558	503,733

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26	USD	1,208	$1,202,920
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		1,914	1,909,204
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28		482	458,786

			11,700,538

Communications Equipment — 0.5%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30		131	130,755
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29		1,250	1,210,464

			1,341,219

Construction & Engineering — 1.9%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 09/30/29(d)		572	483,340
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24		1,555	1,446,718
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 3.00%), 7.85%, 01/21/28		644	638,549
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28		1,707	1,644,787
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28		1,077	1,040,400

			5,253,794

Construction Materials — 1.7%
Core & Main LP, 2021 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.37%, 07/27/28(d)		2,521	2,502,200
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25		1,459	1,452,997
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29		680	653,536
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26		223	216,767

			4,825,500

Consumer Staples Distribution & Retail — 0.4%
H-Food Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25		309	263,920
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26		646	641,964
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28		374	372,950

			1,278,834

Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27		2,151	2,120,630
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		775	767,529
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26		378	367,965

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27	USD	724	$555,725
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28		705	680,025

			4,491,874

Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27		731	725,848
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27		1,130	1,109,497
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27		1,564	1,551,539
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29		915	912,997
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 02/12/27(d)		226	161,983

			4,461,864

Diversified Consumer Services — 2.0%
2U, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 6.50%), 11.32%, 12/28/26		588	564,399
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		482	413,715
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28		1,182	1,088,952
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.17%, 11/24/28		571	561,146
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 8.59%, 07/11/25		629	623,985
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26		526	496,672
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27		628	587,464
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27		1,092	1,083,621
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.50%), 8.40%, 07/20/28		201	197,715

			5,617,669

Diversified REITs — 0.2%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24		530	528,663

Diversified Telecommunication Services — 1.7%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 11/30/27		144	141,749
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.38%, 10/02/27		497	390,476
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		1,213	1,149,039
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26		1,109	1,107,054

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. SOFR CME + 1.75%), 6.67%, 03/01/27	USD	917	$770,747
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27		847	556,669
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 7.21%, 01/15/27	GBP	600	693,767

			4,809,501

Electric Utilities — 0.9%
Constellation Renewables LLC, 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27	USD	772	767,285
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28		1,979	1,768,697

			2,535,982

Electrical Equipment — 0.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28		939	894,472
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29		161	160,609
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		1,488	1,476,873

			2,531,954

Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29		1,023	1,011,110

Energy Equipment & Services — 0.7%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28		1,904	1,868,478

Entertainment — 0.8%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30		558	551,025
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28		1,033	982,996
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		796	796,334

			2,330,355

Environmental, Maintenance & Security Service — 0.8%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27		1,207	1,199,506
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27		1,015	935,603

			2,135,109

Financial Services — 5.9%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		263	253,605
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26		625	614,028
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28		1,065	1,059,821
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(d)		1,171	1,112,188
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26		983	971,854

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28	USD	982	$968,125
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28		237	200,857
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR US + 4.00%), 8.84%, 02/07/25		884	843,689
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		1,904	1,813,450
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28		575	568,121
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27		313	293,945
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		1,574	1,282,427
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28		149	126,152
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR US + 2.00%), 7.16%, 11/05/28		826	825,174
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25		937	925,165
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25		615	608,685
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25		2,056	1,554,639
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27		1,020	1,008,040
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		753	743,128
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28		1,003	989,068

			16,762,161

Food Products — 2.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25		732	641,777
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/01/25		937	827,275
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(d)		1,198	1,185,935
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27		2,173	2,139,597
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29		624	622,675
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.09%, 02/05/26		225	223,325
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(d)		1,153	1,141,877
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28		420	417,908

			7,200,369

Gas Utilities — 0.8%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		2,272	2,195,600

Security		Par (000)	Value

Ground Transportation — 0.7%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27	USD	405	$397,150
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 5.50%), 10.38%, 08/04/25		716	652,654
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30		988	984,750

			2,034,554

Health Care Equipment & Supplies — 1.6%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28		1,348	1,326,101
Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28		470	469,295
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		2,675	2,605,266

			4,400,662

Health Care Providers & Services — 2.5%
CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28		629	622,630
Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		146	121,056
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27		969	230,112
EyeCare Partners LLC
2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27		1,032	836,916
2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.75%), 11.59%, 11/15/29		358	270,517
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 11/15/28		329	265,991
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26		423	377,213
Ingenovis Health, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.60%, 03/06/28		997	961,221
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28		536	434,796
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 02/14/25		32	31,071
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26		1,564	1,503,395
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		365	362,434
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29		208	206,989
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		754	709,763

			6,934,104

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 07/24/26		596	554,915
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		377	341,185

			896,100

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology — 2.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29	USD	1,845	$1,724,867
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25		442	438,697
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28		2,665	2,424,803
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 07/24/26		1,031	961,178
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 04/02/29(d)		1,902	1,902,000

			7,451,545

Hotels, Restaurants & Leisure — 7.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		759	722,614
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.25%, 05/24/29		62	62,039
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		552	526,273
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26		996	984,681
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30		767	762,099
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25		1,118	1,100,832
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.85%, 03/17/28		475	471,735
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		563	557,698
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24		2,402	2,169,893
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		2,330	2,290,344
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28		727	726,400
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 11/30/29		1,890	1,887,679
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.91%, 12/15/27		1,478	1,451,136
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29		913	909,567
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29		295	293,137
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28		1,053	1,044,575
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29		501	496,616
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28		424	421,804
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 07/21/26		684	682,186
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27		1,256	1,244,427
Travelport Finance Luxembourg SARL 2020 Super Priority Term Loan, (3 mo. LIBOR US at 1.00% Floor + 1.50%, 7.25% PIK), 6.34%, 02/28/25(g)		27	27,549

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Travelport Finance Luxembourg SARL (continued) 2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26	USD	888	$504,617
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28		1,391	1,374,774
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25		332	331,123

			21,043,798

Household Durables — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28		1,011	800,036
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		1,483	1,327,591
Reynolds Consumer Products LLC, Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 02/04/27		922	913,718
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (3 mo. LIBOR US + 7.50%), 12.37%, 08/10/23		285	279,321
2020 Super Priority Second Out Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.37%, 08/10/23		448	253,809
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(d)		233	211,730
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		507	424,933
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27		1,463	1,252,754

			5,463,892

Household Products — 0.2%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28		513	507,486

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 01/15/25		309	308,457
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR US + 2.00%), 6.84%, 08/12/26		465	461,217
Term Loan B9, (1 mo. LIBOR US + 2.00%), 6.85%, 04/05/26		865	857,898

			1,627,572

Industrial Conglomerates — 2.0%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.31%, 03/03/25		618	593,210
2020 Term Loan B3, (3 mo. LIBOR US + 15.00%), 15.00%, 10/15/26		580	590,026
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28		1,064	1,059,324
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 07/28/28		668	520,907
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,391	1,356,549
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27		1,494	1,464,951

			5,584,967

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 5.9%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27	USD	2,333	$2,303,454
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		2,390	2,358,560
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 2.25%), 7.11%, 02/19/28		1,185	1,168,866
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28		305	303,327
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		622	615,292
2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 02/12/27		601	592,918
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 7.82%, 04/25/25		1,751	1,743,721
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.06%, 04/25/25		1,644	1,638,537
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		286	285,103
NFP Corp., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 02/15/27		114	111,211
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		839	835,381
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28		2,468	2,433,187
USI, Inc.
2019 Incremental Term Loan B, (3 mo. LIBOR US + 3.25%), 8.41%, 12/02/26		132	131,256
2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29		2,077	2,067,274

			16,588,087

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28		1,063	1,052,977
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26		1,253	1,249,705
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 08/10/27		450	447,868
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		652	648,392

			3,398,942

IT Services — 5.4%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28		885	792,075
2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27		469	456,936
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		1,248	1,230,466
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26		1,143	1,139,532
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28		1,035	1,024,768

Security		Par (000)	Value

IT Services (continued)
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29	USD	873	$642,499
Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28		2,074	1,763,460
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/28/28		1,248	1,239,151
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27		2,020	1,986,760
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		2,130	1,535,874
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 11/16/26		1,140	1,130,164
2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28		1,433	1,414,774
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.70%, 06/28/29		400	380,726
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28		599	593,918

			15,331,103

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(d)		600	544,397
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		211	210,170
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30		706	700,818

			1,455,385

Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27		1,089	1,086,574
Curia Global, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26		86	73,500
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27		2,036	1,920,421
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28		1,471	1,465,998
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27		918	912,348
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28		1,882	1,863,666
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		390	388,365

			7,710,872

Machinery — 3.7%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26		1,130	1,097,761
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.50%), 7.50%, 04/20/29		186	185,539
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28		234	231,856
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 10/21/28		722	710,272

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29	USD	191		$187,388
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		1,374		1,368,484
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		2,282		2,167,863
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		1,040		1,030,713
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29		1,197		1,134,551
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		2,383		2,252,929
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 10/04/28		77		76,874

				10,444,230

Media — 9.5%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR US + 2.75%), 7.58%, 07/15/25		686		673,162
USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26		948		928,830
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26		927		674,174
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 05/03/28		301		292,377
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25		1,600		1,597,663
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26		2,335		2,169,235
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26		—	(i)	126
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		3,452		3,426,514
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR US + 2.25%), 6.93%, 07/17/25		728		693,142
2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27		895		787,821
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 2.75%), 7.67%, 01/07/28		337		321,683
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23		536		374,250
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25		810		795,272
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(d)		1,551		1,531,208
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24		1,883		1,848,564
2020 Incremental Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.75%), 8.59%, 09/13/24		107		104,873
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		1,249		1,140,565
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 09/18/26		489		487,309
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.66%, 04/21/29(d)		1,115		1,012,380

Security		Par (000)	Value

Media (continued)
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26	USD	552	$548,328
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29		474	463,118
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29		278	274,561
USD Term Loan N, (1 mo. LIBOR US + 2.50%), 7.18%, 01/31/28		609	598,168
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(d)		623	613,941
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25		1,662	1,645,679
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28		1,308	1,291,970
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		3,113	2,520,887

			26,815,800

Oil, Gas & Consumable Fuels — 0.7%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		25	16,820
2020 Take Back Term Loan, (1 mo. LIBOR US + 1.00%), 5.84%, 06/30/25		187	123,110
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.38%, 09/19/29		164	162,461
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28		1,185	1,167,225
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 1.75%), 6.43%, 01/31/28		393	393,248

			1,862,864

Passenger Airlines — 2.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		1,009	1,023,357
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		1,252	1,246,560
American Airlines, Inc.
2017 1st Lien Term Loan, (6 mo. LIBOR US + 3.50%), 8.26%, 01/29/27		167	163,042
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28		1,485	1,449,033
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		1,812	1,878,161
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		2,266	2,245,935

			8,006,088

Personal Care Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26		251	242,659
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 07/03/28		104	103,219
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26		3,729	3,689,377

			4,035,255

Pharmaceuticals — 2.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US + 3.50%), 8.38%, 05/04/25		746	706,734

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28	USD	526	$503,513
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27		692	512,515
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28		981	970,848
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27		933	911,557
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28		1,248	1,242,010
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28		431	429,128
Organon & Co., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28		866	864,699
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(d)		893	858,731

			6,999,735

Professional Services — 1.5%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29		439	435,061
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		1,435	1,431,309
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		374	368,878
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		810	799,236
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		1,238	1,092,341

			4,126,825

Real Estate Management & Development — 1.0%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		1,512	1,450,254
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25		546	530,987
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(d)		769	740,272

			2,721,513

Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29		712	706,680
Synaptics, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 2.25%), 7.40%, 12/02/28		385	380,563

			1,087,243

Software — 12.7%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.75%), 11.65%, 09/17/27		439	438,232
2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26		302	300,702
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29		472	453,388
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		850	848,234
Cloudera, Inc. 2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		482	424,965

Security		Par (000)	Value

Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(d)	USD	528	$503,186
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28		735	675,814
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		504	452,894
E2open LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.20%, 02/04/28		175	173,408
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		1,316	1,298,181
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28		1,891	1,873,698
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(d)		448	445,106
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 10/01/29(d)		645	516,000
2021 Delayed Draw Term Loan, 0.00%, 10/02/28		66	—
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28		366	342,590
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		1,488	1,221,894
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		1,358	1,005,273
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		2,138	2,004,230
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 6.91%, 09/12/29		920	910,097
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		572	504,315
Proofpoint, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		1,724	1,682,195
2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		895	842,043
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28		3,861	3,738,592
2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		1,825	1,717,882
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		460	446,876
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		1,364	1,360,949
Sophia LP
2020 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/09/28		2,590	2,567,337
2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		1,344	1,326,490
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28		2,955	2,948,599
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		2,833	2,568,596
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		865	826,588

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 05/04/26	USD	1,194	$1,172,496
ZoomInfo LLC, 2023 Term Loan B, (1 mo. SOFR CME + 2.75%), 7.66%, 02/28/30		135	134,326

			35,725,176

Specialty Retail — 4.9%
Belron Finance U.S. LLC 2018 Term Loan B, (3 mo. LIBOR US + 2.25%), 7.13%, 11/13/25		267	266,809
2019 USD Term Loan B3, (3 mo. LIBOR US + 2.25%), 7.06%, 10/30/26(d)		653	651,430
2021 USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.425%), 7.30%, 04/13/28		1,697	1,691,025
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 7.78%, 06/23/25	GBP	1,000	1,186,315
EG Group Ltd., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 03/31/26	USD	349	333,158
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28		992	986,364
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28		1,843	1,803,708
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26		821	717,984
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27		1,696	1,376,710
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28		2,267	2,247,655
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28		702	698,505
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 10/20/28		532	499,555
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28		683	662,614
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(d)		392	390,530
Woof Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.53%, 12/21/27(d)		334	319,142

			13,831,504

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26		494	386,317

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		724	720,392
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(d)		321	319,395

			1,039,787

Security		Par (000)	Value

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 05/19/28	USD	844	$837,664
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28		415	389,481
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		609	582,601
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.46%, 05/30/24(d)		595	577,400
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24		1,886	1,056,022

			3,443,168

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		153	149,519

Wireless Telecommunication Services — 1.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.70%, 04/30/28		672	666,298
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25		2,048	2,045,331

			2,711,629

Total Floating Rate Loan Interests — 127.5% (Cost: $373,952,606)			359,563,964

		Shares

Investment Companies

Financial Services(j) — 1.3%
Invesco Senior Loan ETF		35,400	736,320
iShares iBoxx $ High Yield Corporate Bond ETF(k)		40,000	3,022,000

			3,758,320

Total Investment Companies — 1.3% (Cost: $3,789,357)			3,758,320

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(l)	USD	991	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(l)		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)	2,121	$—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	617	5,245

Total Warrants — 0.0% (Cost: $ —)		5,245

Total Investments — 132.0% (Cost: $388,949,946)		372,169,094
Liabilities in Excess of Other Assets — (32.0)%		(90,268,048)

Net Assets — 100.0%		$281,901,046

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $897, representing less than 0.05% of its net assets as of period end, and an original cost of $131,156.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Rounds to less than 1,000.

(j)	Annualized 7-day yield as of period end.

(k)	Affiliate of the Trust.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	$—	$—	$—	$—	—	$1,561	$—
iShares iBoxx $ High Yield Corporate Bond ETF	368,150	4,935,440	(2,253,995)	(24,805)	(2,790)	3,022,000	40,000	35,379	—

				$(24,805)	$(2,790)	$3,022,000		$36,940	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,698,317	GBP	1,414,000	BNP Paribas SA	06/21/23	$(48,660)
USD	176,640	GBP	144,009	The Bank of New York Mellon	06/21/23	(1,282)

						$(49,942)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B+	USD 2,785		$38,283	$(41,284)	$79,567

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,999,710	$—	$2,999,710
Common Stocks
Automobile Components	24,829	—	—	24,829
Construction & Engineering	—	26,059	—	26,059
Energy Equipment & Services	—	—	897	897
Household Products	—	—	—	—
Industrial Conglomerates	—	416	—	416
Specialty Retail	—	280,948	—	280,948
Corporate Bonds	—	5,508,706	—	5,508,706
Floating Rate Loan Interests	—	340,612,830	18,951,134	359,563,964
Investment Companies	3,758,320	—	—	3,758,320
Other Interests	—	—	—	—
Warrants	5,245	—	—	5,245
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(23,125)	—	(23,125)

	$3,788,394	$349,405,544	$18,952,031	$372,145,969

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$79,567	$—	$79,567

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(49,942)	$—	$(49,942)

	$—	$29,625	$—	$29,625

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $89,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets
Opening balance, as of December 31, 2022	$822	$—	$7,962,927	$—	$7,963,749
Transfers into Level 3	—	—	8,949,162	—	8,949,162
Transfers out of Level 3	—	—	(603,248)	—	(603,248)
Accrued discounts/premiums	—	—	8,983	—	8,983
Net realized gain (loss)	—	—	(21,158)	—	(21,158)
Net change in unrealized appreciation (depreciation)(a)	75	—	125,999	—	126,074
Purchases	—	—	4,041,745	—	4,041,745
Sales	—	—	(1,513,277)	—	(1,513,277)

Closing balance, as of March 31, 2023	$897	$—	$18,951,133	$—	$18,952,030

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$75	$—	$124,140	$—	$124,215

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate